Other Income (Tables)	6 Months Ended
Jun. 30, 2024
Other Income [Abstract]
Schedule of other income

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Grant income	182	362	199	993
R&D expenditure credits	5,795	1,472	7,017	3,446
	5,977	1,834	7,216	4,439